Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment, Net [Abstract]
Prepayment acquisition of a property (in Dollars) | $			$ 3.3
Depreciation expenses | ¥	¥ 925	¥ 244